PREMISES AND EQUIPMENT, NET (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Total cost		$ 15,609,044	$ 15,507,839
Accumulated depreciation and amortization		(5,807,716)	(5,476,347)
Net book value	$ 9,800,123	9,801,328	10,031,492
Land
Property, Plant and Equipment [Line Items]
Total cost		2,083,915	2,043,881
Building and improvements
Property, Plant and Equipment [Line Items]
Total cost		11,383,618	11,400,145
Furniture and equipment
Property, Plant and Equipment [Line Items]
Total cost		2,011,609	1,933,912
Automobiles
Property, Plant and Equipment [Line Items]
Total cost		$ 129,902	$ 129,902